Short-Term Invstment (Details) - Schedule of short-term invstment - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of short-term invstment [Abstract]
Beginning balance
Add: purchase wealth management financial products	15,330,660
Less: redemption	(1,801,927)
Accrued investment income	239,549
Foreign currency translation adjustments	(43,078)
Ending balance of short-term investments	$ 13,725,204